Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000229209 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.72%	[1],[2]
Net Assets	$ 2,394,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229210 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[3]
Expense Ratio, Percent	0.87%	[3],[4]
Net Assets	$ 2,394,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229208 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[5]
Expense Ratio, Percent	0.97%	[5],[6]
Net Assets	$ 2,394,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229213 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.58%	[7],[8]
Net Assets	$ 1,186,000,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229211 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$37	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[9]
Expense Ratio, Percent	0.73%	[9],[10]
Net Assets	$ 1,186,000,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229212 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[11]
Expense Ratio, Percent	0.83%	[11],[12]
Net Assets	$ 1,186,000,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229214 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$42	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[13]
Expense Ratio, Percent	0.81%	[13],[14]
Net Assets	$ 171,000,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$171M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	15.3%
U.S. Government & Agency Obligations	13.9%
Internet	9.4%
Semiconductors	9.1%
Software	5.2%
Banks	4.7%
Diversified Financial Services	3.0%
Insurance	2.9%
Short-Term Investments	2.8%
Pharmaceuticals	2.5%
Telecommunications	2.3%
Machinery-Diversified	2.2%
Aerospace/Defense	2.0%
Repurchase Agreements	1.9%
Cosmetics/Personal Care	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229215 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[15]
Expense Ratio, Percent	1.06%	[15],[16]
Net Assets	$ 171,000,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$171M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	15.3%
U.S. Government & Agency Obligations	13.9%
Internet	9.4%
Semiconductors	9.1%
Software	5.2%
Banks	4.7%
Diversified Financial Services	3.0%
Insurance	2.9%
Short-Term Investments	2.8%
Pharmaceuticals	2.5%
Telecommunications	2.3%
Machinery-Diversified	2.2%
Aerospace/Defense	2.0%
Repurchase Agreements	1.9%
Cosmetics/Personal Care	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[2]	Annualized
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[4]	Annualized
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[12]	Annualized
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[16]	Annualized